Correction of Errors (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Accounts receivable, net	$ 2,747,203	$ 1,295,682
Accounts receivable-related parties, net	1,015,152	590,332
Non-current assets
Non-current accounts receivable	2,031,725	1,515,329
Non-current accounts receivable-related parties	$ 584,411	726,509
Previously reported [Member]
Current assets:
Accounts receivable, net		2,811,011
Accounts receivable-related parties, net		1,316,841
Non-current assets
Non-current accounts receivable
Non-current accounts receivable-related parties
(Decrease)/ Increase [Member]
Current assets:
Accounts receivable, net		(1,515,329)
Accounts receivable-related parties, net		(726,509)
Non-current assets
Non-current accounts receivable		1,515,329
Non-current accounts receivable-related parties		726,509
Restated [Member]
Current assets:
Accounts receivable, net		1,295,682
Accounts receivable-related parties, net		590,332
Non-current assets
Non-current accounts receivable		1,515,329
Non-current accounts receivable-related parties		$ 726,509